Stock-Based Compensation - Vendor Warrants Narrative (Details) $ / shares in Units, $ in Millions		3 Months Ended
	Jan. 20, 2021 d $ / shares	Mar. 31, 2021 USD ($) d $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recapitalization exchange ratio	0.4530	0.4530
Reverse recapitalization, contingent consideration, equity, earnout period, stock price trigger one (in dollars per share)	$ 15.00	$ 15.00
Reverse recapitalization, contingent consideration, equity, earnout period, stock price trigger two (in dollars per share)	17.50	17.50
Reverse recapitalization, contingent consideration, equity, earnout period, stock price trigger three (in dollars per share)	$ 20.00	$ 20.00
Reverse recapitalization, contingent consideration, equity, earnout period, threshold trading days | d	10	10
Reverse recapitalization, contingent consideration, equity, earnout period, threshold consecutive trading days | d	20	20
Reverse recapitalization, contingent consideration, equity, earnout period	5 years	5 years
Earn-Out And Parent Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number securities called by warrants or rights (in shares) | shares		48,062
Vendor Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, nonvested award, cost not yet recognized, amount | $		$ 0.5
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition		5 months 23 days